Right of use assets and lease liabilities	12 Months Ended
Jun. 30, 2024
Right Of Use Assets And Lease Liabilities
Right of use assets and lease liabilities

14. Right of use assets and lease liabilities

Right of use assets

Buildings A$
Gross carrying amount
Balance as at 1 July 2023	460,385
Additions	90,450
Disposals	-
Balance as at 30 June 2024	550,835

Amortisation and impairment
Balance as at 1 July 2023	(145,789)
Additions	(32,160)
Amortisation	(92,076)
Balance as at 30 June 2024	(270,025)

Carrying amount as at 30 June 2024	280,810

Lease liabilities

Lease liabilities are presented in the consolidated statement of financial position as follows:

	Consolidated Group
	2024 A$	2023 A$
Current	128,669	85,165
Non-current	203,909	332,578
	332,578	417,743

The Company has a lease for office space. This lease is reflected in the consolidated financial statement of financial position as a right-of-use asset and a lease liability. For the lease over the office space, the Company must keep this property in a good state of repair and return the property in their original condition at the end of lease.

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Office	1	2-3 years	2 years	-	-	-	-

The lease liabilities are secured by the related underlying right of use assets. Future minimum lease payments at 30 June 2024 were as follows:

	Within 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Lease payments	149,251	151,716	63,916		-	364,883
Finance charges	(20,582)	(10,542)	(1,181)		-	(32,305)
Net present value	128,669	141,174	62,735		-	332,578